Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of Income and Share Data Used in the Basic and Diluted EPS Calculations
The following table reflects the income and share data used in the basic and diluted EPS calculations:

	Years ended December 31,
(in millions €, except per share data)	2023	2022	2021
Profit attributable to ordinary equity holders of the parent for basic earnings	930.3	9,434.4	10,292.5

Weighted average number of ordinary shares outstanding for basic EPS	240.6	243.3	244.0
Effects of dilution from share options	2.1	6.5	15.7
Weighted average number of ordinary shares outstanding adjusted for the effect of dilution	242.7	249.8	259.7

Earnings per share
Basic earnings for the period per share	3.87	38.78	42.18
Diluted earnings for the period per share	3.83	37.77	39.63